UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Bank & Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1513

Date of fiscal year end:      October 31

Date of reporting period:     April 30, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Bank and Thrift
Opportunity Fund

4.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 11

For more information
page 21

Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first four months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March and April investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first four months of 2005 ended with the major indexes in the red. By the end of April, the Dow Jones Industrial Average had returned -4.81%, the S&P 500 Index returned -4.00%, while the Nasdaq Composite Index fell by 11.67%. Bonds performed slightly better, managing to produce positive results, with the Lehman Brothers Aggregate Bond Index returning 0.87%.

The way the financial markets have been playing out recently serves as a good reminder of why keeping a long-term perspective is such a critical element of successful investing. Getting caught up in the day-to-day twists and turns of the market -- and trying to act on them -- can wreak havoc with your portfolio and derail progress toward meeting your overall financial objectives.

Since no one can predict the market's moves, the best way to reach your goals is to stay invested and stick to your plan. Investing should be a marathon, not a sprint. Do not try to time the market, and make sure you work with your investment professional to ensure that your portfolio remains properly diversified to meet your long-term objectives. For example, after several years of dominance, small-cap stocks and value stocks could now represent higher percentages of your portfolio than you may want. If you are comfortable with your financial plan, it becomes easier to ride out the market's daily ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by nor-
mally investing at
least 80% of its
assets in equity
securities of U.S.
regional banks and
thrifts and holding
companies that
primarily own or
receive a substantial
portion of their
income from
regional banks
or thrifts.

Over the last six months

* The stock market produced modest results amid challenging conditions of rising oil prices and interest rates.

* Higher interest rates, a flatter yield curve and a dry-up in bank mergers contributed to financial stocks' lagging the overall market, especially bank stocks.

* The Fund's focus on regional banks was the primary factor in its underperformance versus the more diversified benchmark and peer group average.

[Bar chart with heading "John Hancock Bank and Thrift Opportunity Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2005." The chart is scaled in increments of 2% with -2% at the bottom and 2% at the top. The first bar represents the -1.95% Net asset value of the Fund. The second bar represents the 0.21% Market value of the Fund. A note below the chart reads "The total returns for the Fund include the reinvestment of all distributions. The performance data contained within this material represents past performance, which does not guarantee future results."]

Top 10 holdings

 3.1%   Zions Bancorp.
 3.1%   Wells Fargo & Co.
 3.1%   North Fork Bancorp., Inc.
 3.1%   Wachovia Corp
 3.1%   Bank of America Corp.
 3.0%   US Bancorp.
 2.9%   Marshall & Ilsley Corp.
 2.9%   Comerica, Inc.
 2.9%   SunTrust Banks, Inc.
 2.9%   Compass Bancshares, Inc.

As a percentage of net assets on April 30, 2005.

BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND THOMAS M. FINUCANE,
PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Bank and Thrift
Opportunity Fund

After a strong rally in the fourth quarter of 2004, the stock market tried, but failed, to maintain its upward trend in 2005. As a result, the broad market, as measured by the Standard & Poor's 500 Index, produced a modest 3.28% return for the six months ended April 30, 2005. The bulk of the positive return came in the first two months of the period, as investors grew increasingly wary in 2005. Oil prices rose to historic highs and the Federal Reserve Board continued to raise short-term interest rates, albeit at a measured pace and off of historic lows. Nonetheless, the rate hikes were enough to spark doubts about their potential negative impact on corporate earnings and the economy.

Financial stocks fell behind the overall market, primarily due to the rising rate environment and by a flattening yield curve, as short-term rates rose faster than those at the longer end. During the six-month period, the spread between the 2-year and 10-year Treasury compressed by 92 basis points. Worries about a squeeze on banks' net interest margins put downward pressure on bank stocks. Investment banks and other market-sensitive companies fared better, with the market's late-year rally and heightened underwriting and merger and acquisition activity. While underwriting dropped off in 2005 as the market softened, merger and acquisition activity remained fairly robust. Part of the financial sector's underperformance stemmed from negative news headlines that hit some of the sector's largest players, such as Fannie Mae and American International Group. For the six months ended April 30, 2005, the Standard & Poor's Financial Index returned 0.66%.

"...the stock market tried, but
 failed, to maintain its upward
 trend in 2005."

Fund performance

For the six months ended April 30, 2005, John Hancock Bank and Thrift Opportunity Fund posted total returns of -1.95% at net asset value and 0.21% at market value. The difference in the Fund's net asset value (NAV) performance and its market performance stems from the fact that the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund's NAV share price at any time. By comparison, the Fund's benchmark Standard & Poor's 500 Financial Index returned 0.66% and the average open-end financial services fund returned 0.84% at net asset value, according to Lipper, Inc.

[Photos of Jim Schmidt, Lisa Welch and Tom Finucane, flush right next to first paragraph.]

Rising rates, merger slowdown hurt banks

Our focus on the regional bank sector caused us to lag the more diversified benchmark S&P 500 Financial Index and our broader-based Lipper peer group average. In addition to the double whammy of higher rates and a flat yield curve, banks suffered from a significant slowdown in merger activity in the period, after a strong 12 months of deals. We believe this merger dry-up was due in part to high valuations, especially among smaller banks, that caused potential buyers to stay away. The valuation gap between small- and large-cap banks has narrowed, perhaps paving the way for more deal activity later this year. We also believe that the impact of complying with the provisions of the Sarbanes-Oxley legislation took much of senior managements' attention during the period -- leaving little time or inclination to negotiate a merger. As investors, we are dismayed at the high cost of compliance with Sarbanes-Oxley and feel that, particularly among smaller banks, these costs are vastly out of proportion to any resulting benefit.

"Our focus on the regional bank
 sector caused us to lag the more
 diversified benchmark..."

There was one merger in the period, involving Hibernia, which was bought by Capital One for $33 per share in cash and stock, a 24% premium to where the stock had been trading the day before the announcement. Hibernia was among the Fund's top performers, as was Wachovia, whose acquisition last year of SouthTrust began to produce cost savings, much to the market's liking.

Leaders and laggards

While not many of our names had stock price increases, a few did contribute positively to performance. These included Zions

Bancorp., one of our long-time favorite mid caps, which had strong first quarter earnings. Also, the bank is commercially focused and is considered to be asset-sensitive, meaning that its earnings rise as interest rates rise. Mercantile Bancshares and City National Corporation also fit this asset-sensitive category and they, too, served us well.

[Table at top left-hand side of page entitled "Industry distribution 1." The first listing is Regional banks - 65%, the second is Diversified banks
- 16%, the third is Thrifts & mortgage finance - 6%, the fourth is Asset management & custody banks - 5%, the fifth is other diversified financial services - 5%, the sixth is Life & health insurance - 1% and the seventh is All other - 1%.]

Although the Fund has relatively few non-bank financial holdings, several of them were among our top contributors, including asset managers Legg Mason and Affiliated Managers and mortgage company Countrywide Financial.

[Pie chart in middle of page with heading "Portfolio diversification 1." The chart is divided into two sections (from top to right): Common stocks 99% and Short-term investments & other 1%.]

The biggest detractors from performance included banks that had earnings disappointments either due to sluggish revenue growth and/or high operating expenses. Among this group were TCF Financial, Bank of New York, JPMorgan Chase and Fifth Third Bancorp. In addition, as a whole, our small- and mid-cap holdings performed worse than the large-cap names.

A look ahead

We expect the banks that we own to report earnings gains averaging 8% for the year 2005. Although a flattening yield curve might take a few basis points out of net interest margins, this should be counterbalanced by benefits of the long-awaited resurgence in commercial lending. The level of problem credits and loan charge-offs remains very low; although it is inevitable that loan losses will increase at some point we do not expect that to happen this year. The degree to which higher earnings will translate into higher stock prices is somewhat dependent on the overall strength of the economy. If GDP growth slows, as some recent data suggests, equity investors might gravitate to bank stocks as a way to avoid earnings disappointments in other sectors. In a more rapidly growing economy (i.e. GDP growth at 4%-5%) it is likely that the earnings growth of the market will exceed that of the banks and consequently the stocks may lag in performance.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Zions Bancorp followed by an up arrow with the phrase "Asset-sensitive commercial bank." The second listing is Hibernia Corp followed by an up arrow with the phrase "Bought by Capital One." The third listing is UCBH Holdings followed by a down arrow with the phrase "Small caps hit hard."]

Over the longer term, we remain optimistic about the opportunities to earn favorable returns by investing in bank equities. Although the earnings growth of many of our holdings is not spectacular, it is relatively consistent and predictable. During the last several years, the value of a regional banking franchise -- in terms of branch offices, distribution capabilities, and customer relationships -- has been reaffirmed. Moreover, consolidation continues in the industry as the number of commercial banks in the nation is now 7,630 compared to over 14,000 at the Fund's inception in 1994. Over the next decade, we expect the number of banks in the United States to drop below 5,000. During the ten-plus years that we have been managing the Fund, we have found merger activity to be beneficial not only by allowing us to realize premiums in transactions but also by making the industry more efficient, profitable, and shareholder oriented. This should continue to work in our favor over the upcoming years.

"Over the longer term, we remain
 optimistic about the opportunities to
 earn favorable returns by investing in
 bank equities."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of net assets on 4-30-05.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2005
(unaudited)

This schedule is divided into four main categories: bonds, common stocks, rights and short-term investments. Bonds, common stocks and rights are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                   Interest      Maturity      Credit       Par value
Issuer, description                                    rate      date          rating           (000)           Value
Bonds 0.11%                                                                                                  $924,308
(Cost $770,000)

Regional Banks 0.11%                                                                                          924,308
CSBI Capital Trust I,
Gtd Sub Cap Inc Ser A (B)(G)                         11.750%     06-06-27       B-                770         924,308


Issuer                                                                                         Shares           Value
Common stocks 98.73%                                                                                     $864,889,645
(Cost $392,093,420)

Asset Management & Custody Banks 5.38%                                                                     47,150,283
Affiliated Managers Group, Inc. (MA) (I)(L)                                                   225,750      14,116,148
Bank of New York Co., Inc. (The) (NY)                                                         313,000       8,745,220
Federated Investors, Inc. (Class B) (PA)                                                       30,000         853,500
Legg Mason, Inc. (MD) (L)                                                                     105,750       7,493,445
Mellon Financial Corp. (PA)                                                                   330,000       9,137,700
Northern Trust Corp. (IL) (L)                                                                  70,000       3,152,100
State Street Corp. (MA)                                                                        79,000       3,652,170

Consumer Finance 0.23%                                                                                      1,975,000
MBNA Corp. (DE)                                                                               100,000       1,975,000

Diversified Banks 15.79%                                                                                  138,360,157
Bank of America Corp. (NC)                                                                    595,170      26,806,457
Comerica, Inc. (MI)                                                                           447,400      25,618,124
Toronto-Dominion Bank (The) (Canada)                                                          140,499       5,618,555
U.S. Bancorp. (MN)                                                                            936,041      26,115,544
Wachovia Corp. (NC)                                                                           526,321      26,937,109
Wells Fargo & Co. (CA) (L)                                                                    454,861      27,264,368

Life & Health Insurance 0.85%                                                                               7,474,600
MetLife, Inc. (NY)                                                                            104,000       4,045,600
Prudential Financial, Inc. (NJ)                                                                60,000       3,429,000

See notes to
financial statements.


6


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Other Diversified Financial Services 4.64%                                                                $40,617,443
Citigroup, Inc. (NY)                                                                          505,925      23,758,238
JPMorgan Chase & Co. (NY)                                                                     475,041      16,859,205

Regional Banks 64.98%                                                                                     569,192,454
ABC Bancorp. (GA)                                                                              78,480       1,365,552
Alabama National Bancorp. (AL)                                                                142,500       8,148,150
AmericanWest Bancorp. (WA) (I)                                                                357,921       6,668,068
AmSouth Bancorp. (AL) (L)                                                                      95,879       2,523,535
BB&T Corp. (NC)                                                                               344,846      13,521,412
Benjamin Franklin Bancorp., Inc. (MA) (I)                                                      15,000         152,250
Beverly National Corp. (MA)                                                                    47,500       1,306,250
BOK Financial Corp. (OK) (I)                                                                  117,208       4,905,155
Camden National Corp. (ME)                                                                    140,000       4,551,400
Capital City Bank Group, Inc. (FL)                                                             59,635       2,246,450
Cardinal Financial Corp. (VA) (I)                                                              86,200         689,600
Cascade Bancorp. (OR)                                                                         194,272       3,764,991
Chittenden Corp. (VT)                                                                         175,245       4,400,402
City Holding Co. (WV)                                                                          41,600       1,337,856
City National Corp. (CA)                                                                      222,927      15,716,354
CoBiz, Inc. (CO)                                                                                8,650         145,320
Colonial BancGroup, Inc. (The) (AL)                                                           585,200      12,909,512
Columbia Bancorp. (MD)                                                                         90,000       2,871,000
Columbia Bancorp. (OR)                                                                         13,250         239,957
Columbia Banking System, Inc. (WA)                                                             29,645         695,768
Commercial Bankshares, Inc. (FL)                                                               63,702       2,369,714
Community Bancorp. (NV) (I)(L)                                                                 10,790         259,176
Community Banks, Inc. (PA) (L)                                                                105,055       2,547,584
Compass Bancshares, Inc. (AL) (L)                                                             580,857      24,988,468
Cullen/Frost Bankers, Inc. (TX)                                                                20,000         866,400
Dearborn Bancorp., Inc. (MI) (I)                                                               39,343       1,030,393
Desert Community Bank (CA)                                                                    137,500       3,760,625
DNB Financial Corp. (PA)                                                                       69,121       1,918,108
East West Bancorp., Inc. (CA) (L)                                                             500,000      16,060,000
EuroBancshares, Inc. (Puerto Rico) (I)                                                         87,830       1,234,890
F.N.B. Corp. (PA)                                                                              90,049       1,706,429
Fifth Third Bancorp. (OH) (L)                                                                 510,040      22,186,740
Financial Institutions, Inc. (NY)                                                              73,000       1,341,740
First Charter Corp. (NC)                                                                       52,200       1,129,608
First Horizon National Corp. (TN) (L)                                                         156,650       6,505,674
First Midwest Bancorp., Inc. (IL)                                                              49,000       1,600,340

See notes to
financial statements.


7


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Regional Banks (continued)
First National Lincoln Corp. (ME)                                                             146,499      $2,483,158
First Regional Bancorp. (CA) (I)                                                              150,000       9,037,500
First State Bancorp. (NM)                                                                     130,000       2,275,000
FirstMerit Corp. (OH)                                                                           2,950          72,363
Fulton Financial Corp. (PA)                                                                   106,803       2,226,842
Glacier Bancorp., Inc. (MT)                                                                   294,231       7,876,564
Harleysville National Corp. (PA)                                                              137,776       2,747,253
Hibernia Corp. (Class A) (LA)                                                                 234,700       7,329,681
Independent Bank Corp. (MI)                                                                   308,105       8,417,429
International Bancshares Corp. (TX)                                                           160,270       5,761,706
KeyCorp (OH) (L)                                                                              320,000      10,611,200
Lakeland Financial Corp. (IN)                                                                   7,000         247,100
M&T Bank Corp. (NY) (L)                                                                       238,657      24,689,067
Marshall & Ilsley Corp. (WI) (L)                                                              604,795      25,788,459
MB Financial, Inc. (IL)                                                                       115,000       4,182,550
Mercantile Bankshares Corp. (MD)                                                              209,500      10,644,695
Merrill Merchants Bankshares, Inc. (ME)                                                        75,897       1,663,662
Mid-State Bancshares (CA)                                                                      50,000       1,219,000
National City Corp. (DE)                                                                      550,687      18,701,331
North Fork Bancorp., Inc. (NY)                                                                964,542      27,151,857
Northrim Bancorp., Inc. (AK)                                                                   70,053       1,716,299
Oriental Financial Group, Inc. (Puerto Rico)                                                   20,234         282,264
Pacific Capital Bancorp. (CA)                                                                 364,354      10,504,326
Placer Sierra Bancshares (CA)                                                                  14,550         337,851
PNC Financial Services Group, Inc. (PA)                                                       418,500      22,276,755
Prosperity Bancshares, Inc. (TX)                                                              125,000       3,193,750
Provident Bankshares Corp. (MD)                                                               165,058       4,832,898
Regions Financial Corp. (AL) (L)                                                              127,390       4,266,291
Republic Bancorp., Inc. (MI)                                                                    3,300          41,844
S&T Bancorp., Inc. (PA)                                                                       154,700       5,228,860
Sandy Spring Bancorp., Inc. (MD)                                                                9,500         295,070
Security Bank Corp. (GA)                                                                       35,000       1,358,350
Sky Financial Group, Inc. (OH)                                                                234,850       6,129,585
SNB Bancshares, Inc. (TX) (I)                                                                  94,340         998,117
Southwest Bancorp. of Texas, Inc. (TX)                                                        520,660       8,642,956
Southwest Bancorp., Inc. (OK)                                                                   9,000         169,740
Summit Bancshares, Inc. (TX)                                                                  279,000       4,586,760
SunTrust Banks, Inc. (GA) (L)                                                                 346,826      25,259,338
Synovus Financial Corp. (GA) (L)                                                              450,000      12,613,500

See notes to
financial statements.


8


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Regional Banks (continued)
Taylor Capital Group, Inc. (IL)                                                               213,200      $6,651,840
TCF Financial Corp. (MN) (L)                                                                  428,016      10,824,525
TD Banknorth, Inc. (ME)                                                                       334,517      10,303,124
Texas United Bancshares, Inc. (TX)                                                             47,100         812,946
TriCo Bancshares (CA)                                                                          53,000       1,010,710
UCBH Holdings, Inc. (CA)                                                                      400,000       6,292,000
Umpqua Holdings Corp. (OR)                                                                    177,901       3,952,960
Univest Corp. (PA)                                                                            136,812       4,791,156
Valley National Bancorp. (NJ) (L)                                                             149,892       3,715,823
Vineyard National Bancorp., Co. (CA)                                                          257,176       7,540,400
Virginia Commerce Bancorp., Inc. (VA) (I)                                                      13,337         357,565
Virginia Financial Group, Inc. (VA)                                                            11,950         388,375
West Coast Bancorp. (OR)                                                                       67,583       1,382,072
Whitney Holding Corp. (LA)                                                                    106,500       4,821,255
Wilmington Trust Corp. (DE)                                                                   350,000      12,372,500
Yardville National Bancorp. (NJ)                                                               97,400       3,149,916
Zions Bancorp. (UT) (L)                                                                       389,825      27,299,445

Specialized Finance 0.46%                                                                                   4,052,168
CIT Group, Inc. (NJ)                                                                          100,600       4,052,168

Thrifts & Mortgage Finance 6.40%                                                                           56,067,540
Astoria Financial Corp. (NY)                                                                  107,865       2,859,501
Commercial Capital Bancorp., Inc. (CA) (I)                                                    450,000       7,105,500
Countrywide Financial Corp. (CA) (L)                                                          372,000      13,462,680
Freddie Mac (VA)                                                                              140,000       8,612,800
Hingham Institute for Savings (MA)                                                             80,000       3,428,800
LSB Corp. (MA)                                                                                 65,000       1,105,000
New York Community Bancorp, Inc. (NY)                                                          40,000         708,000
NewAlliance Bancshares, Inc. (CT)                                                              12,581         164,811
PennFed Financial Services, Inc. (NJ)                                                         313,600       4,205,376
Sovereign Bancorp, Inc. (PA)                                                                   30,000         617,100
Washington Mutual, Inc. (WA)                                                                  256,812      10,611,472
Webster Financial Corp. (CT)                                                                   70,110       3,186,500


Issuer                                                                                         Shares           Value
Rights 0.00%                                                                                                   $4,555
(Cost $0)

Regional Banks 0.00%                                                                                            4,555
Vineyard National Bancorp., Co. (CA) (B)                                                       26,794           4,555

See notes to
financial statements.


9


FINANCIAL STATEMENTS

                                                                                 Interest   Par value
Issuer, description, maturity date                                               rate           (000)           Value
Short-term investments 23.19%                                                                            $203,167,667
(Cost $203,167,667)

Certificates of Deposit 0.01%                                                                                  80,920
Deposits in mutual banks                                                                                       80,920

Joint Repurchase Agreement 0.96%                                                                            8,442,000
Investment in a joint repurchase agreement
transaction with Bank of America Corp. --
Dated 04-29-05 due 05-02-05 (secured
by U.S. Treasury STRIPS due 11-15-10
thru 08-15-25)                                                                   2.850%        $8,442       8,442,000


                                                                                               Shares
Cash Equivalents 22.22%                                                                                   194,644,747
AIM Cash Investment Trust (T)                                                             194,644,747     194,644,747

Total investments 122.03%                                                                              $1,068,986,175

Other assets and liabilities, net (22.03%)                                                              ($192,994,366)

Total net assets 100.00%                                                                                 $875,991,809


(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value for each
common share.

Assets
Investments at value (cost $596,031,087)
including $190,828,183 of securities loaned                    $1,068,986,175
Cash                                                                      228
Receivable for investments sold                                     1,455,448
Dividends and interest receivable                                   1,524,865
Other assets                                                          172,074

Total assets                                                    1,072,138,790

Liabilities
Payable for investments purchased                                     248,500
Payable upon return of securities loaned                          194,644,747
Payable to affiliates
Management fees                                                       962,639
Other                                                                  83,708
Other payables and accrued expenses                                   207,387

Total liabilities                                                 196,146,981

Net assets
Capital paid-in                                                   396,957,918
Accumulated net realized gain on investments                        4,638,478
Net unrealized appreciation of investments                        472,955,088
Accumulated net investment income                                   1,440,325

Net assets                                                       $875,991,809

Net asset value per share
Based on 84,400,000 shares of
beneficial interest outstanding --
unlimited number of shares
authorized with no par value                                           $10.38

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (including $10,598 received from affiliated issuers
and net of foreign withholding taxes of $8,321)                   $11,857,219
Interest                                                              196,296
Securities lending                                                     56,106

Total investment income                                            12,109,621

Expenses
Investment management fees                                          5,328,653
Administration fees                                                 1,158,403
Custodian fees                                                         69,816
Printing                                                               57,648
Miscellaneous                                                          44,052
Registration and filing fees                                           36,761
Professional fees                                                      32,307
Transfer agent fees                                                    24,060
Trustees' fees                                                         22,703
Securities lending fees                                                 2,785

Total expenses                                                      6,777,188
Less expense reductions                                              (695,042)

Net expenses                                                        6,082,146

Net investment income                                               6,027,475

Realized and unrealized gain (loss)
Net realized gain on investments                                   32,839,988
Change in net unrealized appreciation (depreciation)
of investments                                                    (58,911,720)

Net realized and unrealized loss                                  (26,071,732)

Decrease in net assets from operations                           ($20,044,257)

1 Semiannual period from 11-1-04 through 4-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
and distributions,
if any, paid to
shareholders.
                                                           Year        Period
                                                          ended         ended
                                                       10-31-04       4-30-05 1
Increase (decrease) in net assets
From operations

Net investment income                               $10,615,863    $6,027,475
Net realized gain                                    73,802,030    32,839,988
Change in net unrealized
appreciation (depreciation)                          57,014,888   (58,911,720)
Increase (decrease) in net assets
resulting from operations                           141,432,781   (20,044,257)

Distributions to shareholders
From net investment income                           (9,873,112)  (13,497,248)
From net realized gain                             (111,939,720)  (33,513,552)
                                                   (121,812,832)  (47,010,800)

Net assets
Beginning of period                                 923,426,917   943,046,866

End of period 2                                    $943,046,866  $875,991,809


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Includes accumulated net investment income of $8,910,098 and $1,440,325, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                 10-31-00    10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                            $11.31       $9.53       $9.76       $9.54      $10.94      $11.17
Net investment income 2                          0.19        0.15        0.11        0.12        0.13        0.07
Net realized and unrealized
gain (loss) on investments                      (1.27)       0.86        0.88        2.14        1.55       (0.30)
Total from
investment operations                           (1.08)       1.01        0.99        2.26        1.68       (0.23)
Less distributions
From net investment income                      (0.15)      (0.21)      (0.13)      (0.12)      (0.12)      (0.16)
From net realized gain                          (0.55)      (0.57)      (1.08)      (0.74)      (1.33)      (0.40)
                                                (0.70)      (0.78)      (1.21)      (0.86)      (1.45)      (0.56)
Net asset value,
end of period                                   $9.53       $9.76       $9.54      $10.94      $11.17      $10.38
Per share market value,
end of period                                   $7.81       $7.88       $7.92       $9.65      $10.14       $9.63
Total return at market value 3 (%)             (10.58)       9.56 4     15.39 4     35.54 4     21.37 4      0.21 4,5

Ratios and supplemental data
Net assets, end of period
(in millions)                                    $804        $823        $805        $923        $943        $876
Ratio of expenses
to average net assets (%)                        1.47        1.43        1.43        1.43        1.39        1.32 6
Ratio of adjusted expenses
to average net assets 7 (%)                        --        1.45        1.46        1.48        1.47        1.47 6
Ratio of net investment income
to average net assets (%)                        2.18        1.51        1.11        1.28        1.17        1.31 6
Portfolio turnover (%)                             13          27          20           4           5           3


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Bank and Thrift Opportunity Fund (the "Fund") is a diversified closed-end management investment company, shares of which were initially offered to the public on August 23, 1994, and are publicly traded on the New York Stock Exchange.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2005, the Fund loaned securities having a market value of $190,828,183 collateralized by cash in the amount of $194,644,747. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2004, the tax character of distributions paid was as follows: ordinary income $12,023,624 and long-term capital gains
$109,789,189.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 1.15% of the Fund's average weekly net asset value.

The Fund has an agreement with the Advisor to perform certain administrative services for the Fund. The compensation for the period was at an annual rate of 0.25% of the average weekly net asset value of the Fund. The Adviser agreed to limit the administration fee to 0.10% of the Fund's average weekly net asset value. Accordingly, the expense reductions related to the administration fee amounted to $695,042 for the period ended April 30, 2005. The Adviser reserves the right to terminate this limitation in the future with Trustees' approval. The net administrative fee compensation for the period amounted to $463,361. The Fund also paid the Adviser the amount of $54 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the New York Stock Exchange (NYSE) and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE's listing standards. The Fund also files with the Securities and Exchange Commission the certification of its chief executive officer and chief accounting officer required by Section 302 of the Sarbanes-Oxley Act.

Note C
Fund common share
transactions

The Fund had no common share transactions during the the year ended October 31, 2004 and period ended April 30, 2005.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2005, aggregated $25,141,060 and $54,336,549, respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes, was $596,157,873. Gross unrealized appreciation and depreciation of investments aggregated $474,608,847 and $1,780,545, respectively, resulting in net unrealized appreciation of $472,828,302. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the period ended April 30, 2005, is set forth below.

                     Beginning    Ending
                         share     share    Realized    Dividend    Ending
Affiliate               amount    amount        gain      income     value

FNB Bankshares (ME)
common stock
bought: none
sold: none 1            62,360        --          --     $10,598       --

1 Acquired by First National Lincoln effective January 18, 2005.

Investment
objective
and policy

The Fund is a closed-end diversified management investment company, shares of which were initially offered to the public on August 23, 1994 and are publicly traded on the New York Stock Exchange. Its investment objective is long-term capital appreciation.

On November 20, 2001 the Fund's Trustees approved the following investment policy changes effective December 15, 2001: Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. regional banks and thrifts and holding companies that primarily own or receive a substantial portion of their income from regional banks or thrifts. "Net assets" is defined as net assets plus borrowings for investment purposes. "Primarily owned" means that the bank or financial holding company derives a substantial portion of its business from U.S. regional banks or thrifts as determined by the Adviser, based upon generally accepted measures such as revenues, asset size and number of employees. U.S. regional banks or thrifts are ones that provide full-service banking (i.e. savings accounts, checking accounts, commercial lending and real estate lending) and whose assets are primarily of domestic origin. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

The Fund may invest in investment-grade debt securities as well as debt securities rated BB or below by Standard & Poor's Ratings group ("Standard & Poor's") or Ba or below by Moody's Investors Service, Inc. ("Moody's"), or, if unrated by such rating organizations, determined by the Adviser to be of comparable quality.

By-laws

On November 19, 2002, the Board of Trustees adopted several amendments to the Fund's by-laws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the by-laws require shareholders to notify the Fund in writing of any proposal that they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year's annual meeting of shareholders. The notification must be in the form prescribed by the by-laws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the by-laws.

Dividend
reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan, (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services as Plan agent for the shareholders (the "Plan Agent"), unless an election is made to receive cash. Each registered shareholder will receive from the Plan Agent an authorization card to be signed and returned if the shareholder elects to receive distributions from net investment income in cash or elects not to receive capital gains distributions in the form of a shares dividend. Shareholders may also make their election by notifying the Plan Agent by telephone or by visiting the Plan Agent's Web site at www.melloninvestor.com. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or nominee or shareholders transferring such an account to a new broker or nominee should contact the broker or nominee, to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the holders of common shares in administering the Plan. After the Fund declares a dividend or makes a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy common shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Fund will not issue any new shares in connection with the Plan. The Plan Agent's fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, either a cash payment will be made to the participant for the full value of the common shares credited to the account upon instruction by the participant, or certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan. In the case of shareholders such as banks, brokers or nominees, which hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan. Shares may be purchased through broker-dealers.

Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional common shares, and the automatic reinvestment of dividends and capital gain distributions will not relieve participants of any U.S.federal income tax that may be payable or required to be withheld on such dividends or distributions. The amount of dividends to be reported on 1099-DIV should be the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent by at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

Shareholder
communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

On March 2, 2005, the Annual Meeting of the Fund was held to elect four Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 80,472,283 shares of beneficial interest were voted at the meeting. The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                    WITHHELD
                                      FOR          AUTHORITY
---------------------------------------------------------------------------
James F. Carlin                78,949,160          1,523,123
William H. Cunningham          78,869,175          1,603,108
Richard P. Chapman, Jr.        78,874,591          1,597,692
James A. Shepherdson           78,922,125          1,550,158

The shareholders ratified the Trustees' selection of Deloitte & Touche LLP as the Fund's independent auditor for the fiscal year ending October 31, 2005, with votes tabulated as follows: 79,586,697 FOR, 596,622 AGAINST and 288,964 ABSTAINING.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site      On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy       www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and
dividend disburser

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol

Listed New York Stock
Exchange:
BTO

For shareholder assistance
refer to page 20

How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives        1-800-852-0218
          Portfolio commentary                    1-800-344-7054
          24-hour automated information           1-800-843-0090
          TDD line                                1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

P90SA  4/05
       6/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, April 30, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures
is filed as an exhibit to this Form

N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank & Thrift Opportunity Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    June 30, 2005